NET INVESTMENT IN DIRECT FINANCING LEASES - Schedule of Allowance for Uncollectible Lease Payments Receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
NET INVESTMENT IN DIRECT FINANCING LEASES
Allowance for uncollectible receivables at the beginning of year	$ 4,342,576	$ 867,316
(Reversal of Provision)for lease payment receivables	(574,002)	(88,179)
Provision for lease payment receivables	82,159,962	3,603,140
Effect of foreign currency translation	(703,279)	(39,701)
Allowance for uncollectible receivables at the end of year	85,225,257	4,342,576
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment			$ 85,023,066	$ 3,541,170
Collectively evaluated for impairment			202,191	801,406
Ending balance	$ 85,225,257	$ 4,342,576	85,225,257	4,342,576
Minimum lease payments receivable
Individually evaluated for impairment			85,572,930	3,819,856
Collectively evaluated for impairment			35,470,224	80,694,037
Ending balance			$ 121,043,154	$ 84,513,893